Stockholders' Equity (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unrealized Loss on Securities
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning	[1]	$ 214,000	$ (1,491,000)
Other comprehensive (loss) income, before reclassifications	[1]	(1,291,000)	2,770,000
Amounts reclassified from accumulated other comprehensive income	[1]	(8,000)	(20,000)
Current period other comprehensive (loss) income, before tax	[1]	(1,299,000)	2,750,000
Deferred tax adjustment	[1]	0
Income tax benefit (expense)	[1]	494,000	(1,045,000)
Current period other comprehensive (loss) income, net of tax	[1]	(805,000)	1,705,000
Balance at the end	[1]	(591,000)	214,000	$ (1,491,000)
Unrecognized Net Pension and Postretirement Costs
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning	[2]	(1,442,000)	722,000
Other comprehensive (loss) income, before reclassifications	[2]	5,000	(3,568,000)
Amounts reclassified from accumulated other comprehensive income	[2]	144,000	79,000
Current period other comprehensive (loss) income, before tax	[2]	149,000	(3,489,000)
Deferred tax adjustment	[2]	(77,000)
Income tax benefit (expense)	[2]	(57,000)	1,325,000
Current period other comprehensive (loss) income, net of tax	[2]	15,000	(2,164,000)
Balance at the end	[2]	(1,427,000)	(1,442,000)	722,000
Accumulated Other Comprehensive (Loss) Income
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning		(1,228,000)	(769,000)
Other comprehensive (loss) income, before reclassifications		(1,286,000)	(798,000)
Amounts reclassified from accumulated other comprehensive income		136,000	59,000
Current period other comprehensive (loss) income, before tax		(1,150,000)	(739,000)
Deferred tax adjustment		(77,000)
Income tax benefit (expense)		437,000	280,000
Current period other comprehensive (loss) income, net of tax		(790,000)	(459,000)	(2,594,000)
Balance at the end		(2,018,000)	(1,228,000)	(769,000)
Balance at the beginning		(1,228,000)
Current period other comprehensive (loss) income, net of tax		(790,000)	(459,000)	$ (2,594,000)
Balance at the end		$ (2,018,000)	$ (1,228,000)

[1]	The pre-tax amounts reclassified from accumulated other comprehensive (loss) income are included in gain on sale of investment securities in the consolidated statements of income.
[2]	The pre-tax amounts reclassified from accumulated other comprehensive income are included in the computation of net periodic pension cost. See Note 11.